4. Debt (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Details
Notes payable - original issue discount	$ 225,000	$ 400,000
Convertible notes payable	373,714	365,350
Test vehicle financing	68,009	77,075	99,401
Note payable - related party	7,844	22,910	22,910
Note payable - UPT minority owner	250,000	250,000
Total	924,567	1,115,335	117,311
Debt discount	(38,321)	(339,629)
Total	886,246	775,706	117,311
Less: current portion	(506,750)	(697,903)	(40,235)
Debt, long-term portion	$ 379,496	$ 77,803	$ 77,076